Basis of presentation and significant accounting policies - Long lived assets, Revenue and Advertising (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Impairment of Long-lived assets
Impairment expense related to long-lived assets	$ 0	$ 0	$ 0
Revenue recognition
Minimum period for recognition of software development revenue	6 months
Advertising
Advertising expenses	$ 2,942	$ 2,281	$ 1,390